Derivative Instruments - Gains (Losses) Recognized in Earnings for Other Economic Hedges and Customer-Related Positions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Customer-related positions | Interest rate contracts | Purchased and written options
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	$ 45	$ 20	$ (5)
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Commercial products revenue	Commercial products revenue	Commercial products revenue
Customer-related positions | Interest rate contracts | Futures
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	$ (1)	$ 30	$ 3
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Commercial products revenue	Commercial products revenue	Commercial products revenue
Customer-related positions | Swaps
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	$ 185	$ 98	$ 110
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Commercial products revenue	Commercial products revenue	Commercial products revenue
Customer-related positions | Credit contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	$ 1	$ 20	$ (7)
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Commercial products revenue	Commercial products revenue	Commercial products revenue
Customer-related positions | Foreign exchange rate contracts | Purchased and written options
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	$ 1	$ 1	$ 1
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Commercial products revenue	Commercial products revenue	Commercial products revenue
Customer-related positions | Foreign exchange rate contracts | Forwards, spots and swaps
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	$ 195	$ 100	$ 93
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Commercial products revenue	Commercial products revenue	Commercial products revenue
Customer-related positions | Commodity contracts | Swaps
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	$ 6	$ 0	$ 0
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Commercial products revenue	Commercial products revenue	Commercial products revenue
Asset and liability management positions | Other economic hedges | Interest rate contracts | Futures and forwards
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	$ 71	$ 407	$ 511
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Mortgage banking revenue	Mortgage banking revenue	Mortgage banking revenue
Asset and liability management positions | Other economic hedges | Interest rate contracts | Purchased and written options
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	$ 89	$ 1	$ 527
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Mortgage banking revenue	Mortgage banking revenue	Mortgage banking revenue
Asset and liability management positions | Other economic hedges | Swaps
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	$ (19)	$ (1,010)	$ (197)
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Mortgage banking revenue, Interest Expense, Other	Mortgage banking revenue, Interest Expense, Other	Mortgage banking revenue, Interest Expense, Other
Asset and liability management positions | Other economic hedges | Foreign exchange forward contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	$ (7)	$ (1)	$ 1
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other	Other	Other
Asset and liability management positions | Other economic hedges | Equity contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	$ (8)	$ (8)	$ 7
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Compensation and employee benefits	Compensation and employee benefits	Compensation and employee benefits
Asset and liability management positions | Other economic hedges | Other
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	$ 1	$ (181)	$ 5
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other	Other	Other